INTANGIBLE ASSETS, NET - Movement of acquired intangible assets (Details)		12 Months Ended
		Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
INTANGIBLE ASSETS
Balance as of January 1, 2019, 2020 and 2021		$ 383,289	$ 1,208,340	$ 0
Addition: received Cryptocurrencies payments	[1]	10,000,363	17,863	1,200,000
Purchase		0	0	10,402
Mining out		664,307	0	0
Deduction: Payment made by Cryptocurrencies		(2,141,375)	(6,923)	0
Deduction: disposal of Cryptocurrencies		(336,299)	(647)	(2,062)
Impairment		(372,995)	(835,344)	0
Balance as of December 31, 2019, 2020 and 2021		8,197,290	383,289	1,208,340
Fair market value of cryptocurrencies used to pay the expenses		2,174,319	7,571	0
Cash proceeds from cryptocurrencies sold		425,988	0	0
Net gain from sale of intangible assets		$ 121,020	$ 0	$ 8,340
Bitcion
INTANGIBLE ASSETS
Number of cryptocurrencies mined out		11.75513
Number of cryptocurrencies sold		6.86166
Cryptocurrencies
INTANGIBLE ASSETS
Addition: received Cryptocurrencies payments		$ 10,000,363
Mining out		664,307
Deduction: Payment made by Cryptocurrencies		(2,141,375)
Deduction: disposal of Cryptocurrencies		(336,299)
Cash proceeds from cryptocurrencies sold		$ 440,404

[1]	During the year ended 2021, the Company received Cryptocurrencies as payments, the fair market at the date the Cryptocurrencies were received was $10,000,363.